Fair Value Measurements (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Trading securities	$ 4,027	$ 2,895
Available-for-sale securities	464	131
Equity warrants	2	2
Interest rate swap agreements	210	246
Fair value, assets measured on recurring basis, total	4,739	3,284
Derivative component of prepaid forward sale agreements and indexed debt instruments	2,305	1,234
Contractual obligations	1,055	1,004
Contingent consideration	587	583
Foreign exchange contracts, liabilities	14	8
Cross-currency swap agreements, liabilities		69
Fair value liabilities measured on recurring basis	3,961	2,898
Fair Value, Inputs, Level 1 [Member]
Trading securities	4,027	2,895
Available-for-sale securities	367	90
Fair value, assets measured on recurring basis, total	4,394	2,985
Fair value liabilities measured on recurring basis	0	0
Fair Value, Inputs, Level 2 [Member]
Available-for-sale securities	76	20
Interest rate swap agreements	210	246
Fair value, assets measured on recurring basis, total	322	276
Derivative component of prepaid forward sale agreements and indexed debt instruments	2,305	1,234
Foreign exchange contracts, liabilities	14	8
Cross-currency swap agreements, liabilities		69
Fair value liabilities measured on recurring basis	2,319	1,311
Fair Value, Inputs, Level 3 [Member]
Available-for-sale securities	21	21
Equity warrants	2	2
Fair value, assets measured on recurring basis, total	23	23
Contractual obligations	1,055	1,004
Contingent consideration	587	583
Fair value liabilities measured on recurring basis	1,642	1,587
Cross Currency Swap Agreements [Member]
Cross-currency swap agreements, assets	30
Cross Currency Swap Agreements [Member] | Fair Value, Inputs, Level 2 [Member]
Cross-currency swap agreements, assets	30
Foreign Exchange Contracts [Member]
Foreign exchange contracts, assets	6	10
Foreign Exchange Contracts [Member] | Fair Value, Inputs, Level 2 [Member]
Foreign exchange contracts, assets	6	10
Film Production [Member]
Nonrecurring fair value adjustments	$ 161	$ 57